Annual Fund Operating Expenses	Jul. 31, 2020
Prospectus #1 | Delaware Emerging Markets Debt Fund | Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Dividends on short sales and interest expenses	none
Other expenses	0.48%
Total annual fund operating expenses	1.48%
Fee waivers and expense reimbursements	(0.44%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Prospectus #1 | Delaware Emerging Markets Debt Fund | Class C
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Dividends on short sales and interest expenses	none
Other expenses	0.48%
Total annual fund operating expenses	2.23%
Fee waivers and expense reimbursements	(0.44%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.79%
Prospectus #1 | Delaware Emerging Markets Debt Fund | Class R
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.50%
Dividends on short sales and interest expenses	none
Other expenses	0.48%
Total annual fund operating expenses	1.73%
Fee waivers and expense reimbursements	(0.44%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.29%
Prospectus #1 | Delaware Emerging Markets Debt Fund | Institutional Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Dividends on short sales and interest expenses	none
Other expenses	0.48%
Total annual fund operating expenses	1.23%
Fee waivers and expense reimbursements	(0.44%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Prospectus #2 | Delaware Strategic Income Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.72%
Total annual fund operating expenses	1.52%
Fee waivers and expense reimbursements	(0.68%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%
Prospectus #2 | Delaware Strategic Income Fund | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.72%
Total annual fund operating expenses	2.27%
Fee waivers and expense reimbursements	(0.68%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.59%
Prospectus #2 | Delaware Strategic Income Fund | Class R
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.72%
Total annual fund operating expenses	1.77%
Fee waivers and expense reimbursements	(0.68%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.09%
Prospectus #2 | Delaware Strategic Income Fund | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.72%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.68%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.59%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets from Nov. 27, 2020 through Nov. 27, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from Nov. 27, 2020 through Nov. 27, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund’s Board of Trustees (Board).